Employee benefit obligations - Movement in defined benefit obligations and assets (Details) - Defined benefit plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Obligations
Employee benefit obligations
Balance at the beginning	$ (2,762)	$ (3,101)
Current service cost	(40)	(46)
Past service credit	3	10
Interest cost	(72)	(92)
Re‑measurements	157	(108)
Obligations/(assets) extinguished on reclassification		602
Employee contributions		(2)
Benefits paid	140	163
Exchange	71	(188)
Balance at the end	(2,503)	(2,762)
Assets
Employee benefit obligations
Balance at the beginning	1,897	2,276
Interest income	55	71
Administration expenses paid from plan assets	(1)	(2)
Re‑measurements	(151)	158
Obligations/(assets) extinguished on reclassification		(602)
Employer contributions	52	51
Employee contributions		2
Benefits paid	(140)	(163)
Exchange	(39)	106
Balance at the end	$ 1,673	$ 1,897